Income Taxes - Effective Tax Rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax expense attributable to profit is made up of:
Profit before income tax	€ 67,477	€ 11,498	€ 35,541
Deferred tax	1,137
Income tax expense, reported	€ 2,408
Effective tax rate (%)	3.60%	0.00%	0.00%
TW
Tax expense attributable to profit is made up of:
Corporation tax	€ 1,271